Financing Income (Expenses), Net (Details) - Schedule of Components of the Financing Income - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of the Financing Income [Abstract]
Revaluation income of derivative warrant liability	[1]	₪ 877	₪ 2,954
Income from exchange rate differences		458	2,060
Interest in respect of bank deposits		272	85	3
Total		₪ 1,607	₪ 5,099	₪ 3

[1]	See Note 13C2 above.